COMMON STOCK	12 Months Ended
Dec. 31, 2020
COMMON STOCK
COMMON STOCK

17.COMMON STOCK

As of December 31, 2019 and 2020, the Company’s amended and restated certificate of incorporation authorized the Company to issue 500,000,000 shares of $0.0001 par value common stock.

Each share of common stock entitles the holder to one vote for each share of common stock held. Common stockholders are entitled to receive dividends, as declared by the board of directors. Through December 31, 2020, no dividends had been paid. During the years ended December 31, 2019 and 2020, the Company paid $0.2 million and $0.6 million, respectively, for the repurchase and retirement of treasury stock. During the years ended December 31, 2019 and 2020, the Company repurchased and retired 100,087 and 275,238 shares of treasury stock, respectively.

On October 14 and 20, 2020, the Company authorized the sale of 21,666,653 shares of the Company’s common stock to its existing shareholders for an aggregate of $64.9 million. The Company repurchased and retired those shares on February 2, 2021 (see Note 21).